N-6	May 01, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
Entity Central Index Key	0001359314
Entity Investment Company Type	N-6
Document Period End Date	May 01, 2023
Amendment Flag	false
Executive Variable Universal Life II
Prospectus:
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(13.78%)
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Executive Variable Universal Life II | LargeCapBlendPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Variable Universal Life Plus - NY
Prospectus:
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Variable Universal Life Plus - NY | LargeCapBlendPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Variable Universal Life Plus
Prospectus:
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	10.06%
Variable Universal Life Plus | LargeCapBlendPortfolioMember
Prospectus:
Portfolio Company Name [Text Block]	Large Cap Blend Portfolio
Portfolio Company Objective [Text Block]	Long-term growth of capital and income
Portfolio Company Adviser [Text Block]	MSA
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.